CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash	$ 34,808	219,078	535,783
Restricted cash, current portion	399	2,512	102,873
Held-to-maturity securities	15,962	100,466
Time deposits with original maturities exceeding three months	8,003	50,372
Notes receivable			900
Accounts receivable (net of allowance of RMB1,431 and RMB16,057 (US$2,551) as of December 31, 2010 and 2011, respectively)	38,798	244,189	169,389
Prepayments and other current assets	9,792	61,630	74,469
Net investment in direct financing leases, current portion	7,916	49,821	19,498
Deferred tax assets, current portion	888	5,589	1,504
Total current assets	116,566	733,657	904,416
Non-current assets:
Property, plant and equipment, net	169,800	1,068,703	907,336
Goodwill			300,163
Acquired intangible assets, net	20,499	129,018	146,113
Deposits for non-current assets (net of reserve of RMB2,513 and RMB23,192 (US$3,685) as of December 31, 2010 and 2011, respectively)	32,935	207,287	222,019
Net investment in direct financing leases, non-current portion	15,453	97,262	66,356
Deferred tax assets, non-current portion	3,315	20,866	21,869
Equity method investments	86	540
Other non-current assets	13,780	86,731	51,867
Restricted cash, non-current portion	3,497	22,012	14,792
Prepaid land lease payments	4,349	27,370	28,113
Total non-current assets	263,714	1,659,789	1,758,628
Total assets	380,280	2,393,446	2,663,044
Current liabilities:
Short-term bank borrowings	2,383	15,000	83,000
Long-term bank borrowings, current portion	12,310	77,479	60,906
Accounts payable	345	2,170	10,332
Accrual for purchase of property, plant and equipment	2,112	13,294	10,404
Obligations under capital leases, current portion	569	3,582	3,582
Accrued expenses and other liabilities	9,390	59,097	49,935
Income tax payable	3,326	20,936	25,401
Deferred revenue, current portion	2,084	13,115	11,520
Contingent business acquisition consideration	1,906	11,999	14,072
Total current liabilities	34,425	216,672	269,152
Non-current liabilities:
Long-term bank borrowings, non-current portion	17,271	108,700	45,089
Deferred revenue, non-current portion	1,087	6,839	9,081
Obligations under capital leases, non-current portion	364	2,289	5,325
Lease deposits	318	2,000	5,110
Deferred tax liabilities, non-current portion	2,995	18,850	27,452
Total non-current liabilities	22,035	138,678	92,057
Total liabilities	56,460	355,350	361,209
Commitments and contingencies
Equity:
Ordinary shares (par value of US$0.0001 per share; authorized-450,000,000 shares; issued and outstanding-142,353,532 shares at December 31, 2010 and 2011)	17	105	105
Treasury stock		(1)
Additional paid-in capital	405,452	2,551,877	2,604,704
Accumulated other comprehensive loss	(2,796)	(17,595)	(14,835)
Accumulated deficit	(95,313)	(599,886)	(384,883)
Total Concord Medical Services Holdings Limited shareholders' equity	307,360	1,934,500	2,205,091
Non-controlling interests	16,460	103,596	96,744
Total equity	323,820	2,038,096	2,301,835
Total liabilities and equity	$ 380,280	2,393,446	2,663,044